CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (69,752)	$ (69,319)	$ (75,799)
Other comprehensive income, net of applicable tax:
Foreign currency translation adjustments	426	2,339	232
Comprehensive loss	$ (69,326)	$ (66,980)	$ (75,567)